Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 116.0%
Aerospace & Defense - 3.2%
Raytheon Technologies Corp.	2,234	$198,178

Agriculture - 5.4%
Bunge Ltd.	3,817	331,392

Banks - 7.9%
Comerica, Inc.	3,039	238,531
Popular, Inc.	3,066	250,216
		488,747
Building Materials - 4.5%
Carrier Global Corp.	6,090	279,714

Chemicals - 6.0%
Dow, Inc. (1)	2,652	181,450
Nutrien Ltd.	3,054	189,806
		371,256
Commercial Services - 1.7%
Strategic Education, Inc.	1,522	107,818

Diversified Financial Services - 6.7%
The Charles Schwab Corp.	2,394	176,797
WisdomTree Investments, Inc.	35,522	237,997
		414,794
Electric - 3.0%
Duke Energy Corp.	1,835	183,904

Energy - Alternate Sources - 3.8%
NextEra Energy Partners L.P.	3,430	234,509

Entertainment - 3.2%
Vail Resorts, Inc. (1)	594	194,167

Food - 2.8%
Lamb Weston Holdings, Inc.	2,093	172,652

Forest Products & Paper - 3.5%
International Paper Co. (1)	3,370	212,647

Healthcare - Products - 1.7%
Patterson Companies, Inc.	3,190	103,803

Home Builders - 2.9%
Thor Industries, Inc.	1,468	180,564

Insurance - 7.5%
MGIC Investment Corp.	11,989	176,478
Old Republic International Corp.	10,882	285,761
		462,239
Investment Companies - 3.2%
Ares Capital Corp.	10,023	195,148

Media - 2.8%
Comcast Corp. - Class A	3,035	174,027

Mining - 8.0%
Newmont Corp. (1)	4,140	304,207
Rio Tinto PLC - ADR (1)	2,180	190,598
		494,805
Oil & Gas - 4.6%
Exxon Mobil Corp.	4,866	284,028

Packaging & Containers - 3.7%
Packaging Corp. of America	1,514	225,056

Pharmaceuticals - 11.5%
AbbVie, Inc.	1,854	209,872
Bristol-Myers Squibb Co.	3,815	250,722
Viatris, Inc.	16,104	245,425
		706,019
Real Estate Investment Trusts (REITs) - 10.2%
American Campus Communities, Inc.	3,899	183,877
American Tower Corp.	825	210,755
PotlatchDeltic Corp.	3,882	233,696
		628,328
Retail - 3.4%
Walgreens Boots Alliance, Inc. (1)	3,941	207,533

Telecommunications - 2.4%
Verizon Communications, Inc.	2,567	145,010

Water - 2.4%
American Water Works Co., Inc.	936	145,099
Total Common Stocks
(Cost $6,158,539)		7,141,437

Preferred Stocks - 8.6%
Real Estate Investment Trusts (REITs) - 8.6%
AGNC Investment Corp.	11,629	292,353
EPR Properties	8,842	232,810
		525,163
Total Preferred Stocks
(Cost $475,979)		525,163

Short-Term Investments - 0.0% (3)
Money Market Funds - 0.0% (3)
First American Government Obligations Fund - Class X, 0.026% (2)	1,134	1,134
Total Short-Term Investments
(Cost $1,134)		1,134

Investments Purchased with Collateral From Securities Lending - 5.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (2)	346,106	346,106
Total Investments Purchsed with Collateral From Securities Lending
(Cost $346,106)		346,106

Total Investments in Securities - 130.2%
(Cost $6,981,758)		8,013,840
Liabilities in Excess of Other Assets - (30.2)%		(1,857,097)
Total Net Assets - 100.0%		$6,156,743

ADR	American Depositary Receipt
(1)
This security or a portion of this security was out on loan as of May 31, 2021.  Total loaned securities had a value of $336,968 or 5.5% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	The rate shown is the annualized seven-day effective yield as of May 31, 2021.
(3)	Does not round to 0.01% or (0.01)%, as applicable.

Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2021 (Unaudited) (1)

	Shares	Value
Common Stocks - 26.9%
Apparel - 1.1%
Canada Goose Holdings, Inc.	1,637	$66,020

Auto Manufacturers - 2.8%
NIO, Inc. - Class A - ADR	1,850	71,447
Tesla, Inc.	163	101,911
		173,358
Banks - 1.5%
SVB Financial Group	160	93,263

Computers - 1.7%
Logitech International S.A.	872	107,343

Diversified Financial Services - 3.7%
BlackRock, Inc.	110	96,475
Focus Financial Partners, Inc. - Class A	1,331	67,468
Stifel Financial Corp.	943	65,331
		229,274
Entertainment - 1.5%
DraftKings, Inc. - Class A	1,875	93,656

Food - 1.3%
Utz Brands, Inc. - Class A	3,524	81,405

Insurance - 1.0%
Trupanion, Inc.	665	59,963

Internet - 3.1%
Netflix, Inc.	193	97,042
Shopify, Inc. - Class A	76	94,458
		191,500
Leisure Time - 3.8%
Peloton Interactive, Inc. - Class A	730	80,526
Planet Fitness, Inc. - Class A	682	53,721
YETI Holdings, Inc.	1,033	90,491
		224,738
Retail - 2.4%
Dave & Buster’s Entertainment, Inc.	1,726	72,975
Ollie’s Bargain Outlet Holdings, Inc.	861	74,425
		147,400

Semiconductors - 1.5%
NVIDIA Corp.		146	94,868

Software - 1.5%
Zoom Video Communications, Inc. - Class A		274	90,839
Total Common Stocks
(Proceeds $1,554,640)			1,653,627

Total Securities Sold Short - 26.9%
(Proceeds $1,554,640)			$1,653,627

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(1)	Non-income producing security.

Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The Leatherback Long/Short Alternative Yield ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of May 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$7,141,437	$–	$–	$7,141,437
Preferred Stocks (1)	–	525,163	–	–	525,163
Short-Term Investments	–	1,134	–	–	1,134
Investments Purchased With Collateral From Securities Lending(2)	346,106	–	–	–	346,106
Total Investments in Securities	$346,106	$7,667,734	$–	$–	$8,013,840

Securities Sold Short	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$1,653,627	$–	$–	$1,653,627
Total Securities Sold Short	$–	$1,653,627	$–	$–	$1,653,627

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.